NOTE 2 - EQUITY INVESTMENT (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Additional Information		50% of the interest was owned by four Canadian citizens and a Canadian corporation
Equity Method Investment, Net Sales Proceeds	$ 225,000
Equity Method Investment, Other than Temporary Impairment	873,029
Equity Method Investment, Realized Gain (Loss) on Disposal	$ (746,636)